Share Capital - Summary of RSU Activity (Details) - RSU	3 Months Ended
Mar. 31, 2025 Equityinstruments $ / shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, beginning of period | Equityinstruments	1,780,614
Number of stock units, Granted | Equityinstruments	1,463,192
Number of stock units, Forfeited | Equityinstruments	35,354
Number of stock units, end of period | Equityinstruments	3,208,452
Weighted average grant date fair value, beginning of period | $ / shares	$ 1.18
Weighted average grant date fair value, Granted | $ / shares	1.32
Weighted average grant date fair value, Forfeited | $ / shares	1.13
Weighted average grant date fair value, end of period | $ / shares	$ 1.26